Note 9 - Share Capital - Stock Option Transactions (Details)	3 Months Ended		9 Months Ended
	Jul. 31, 2025 $ / shares	Jul. 31, 2024 $ / shares	Jul. 31, 2025 $ / shares	Jul. 31, 2024 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	801,354	861,793	819,125	874,393
Outstanding, beginning of period (in CAD per share)	$ 15.9	$ 15.9	$ 15.9	$ 15.9
Granted	0	0	0	0
Granted, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Exercised	0	0	(6,775)	0
Exercised, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 15.9	$ 0
Forfeited/cancelled	(29,415)	(2,325)	(40,411)	(14,925)
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.9	$ 15.9	$ 15.9
Expired	0	0	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Outstanding, end of period	771,939	859,468	771,939	859,468
Outstanding, end of period (in CAD per share)	$ 15.9	$ 15.9	$ 15.9	$ 15.9